Affiliated companies and other equity-method investees - Summary of aggregate carrying amount and fair value of investments in affiliated companies and other equity-method investees (Detail) - Affiliated companies and other equity-method investees [Member] - JPY (¥)
¥ in Millions
	Mar. 31, 2025	Mar. 31, 2024
Subsidiary or Equity Method Investee [Line Items]
Carrying amount	¥ 429,968	¥ 394,091
Fair value	¥ 919,677	¥ 844,412